RISKS AND UNCERTAINTIES (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.60%	17.90%	18.40%	17.40%	17.80%	16.70%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.30%	15.60%	17.90%	16.70%	15.90%	16.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.60%	15.40%	14.90%	16.00%	14.60%	13.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.10%	12.60%	13.60%	11.50%	12.70%	12.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.60%	11.20%	11.50%	11.00%	12.20%	11.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Top Ten Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	98.20%	98.50%	97.00%	64.70%	98.50%	98.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Seven Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			99.80%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					96.40%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%		10.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Two Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	25.70%	26.40%		26.40%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Three Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			35.00%		37.50%	33.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					18.20%	18.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					16.00%	17.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					13.20%	15.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage						14.00%
Year End Spot Rate [Member]
Concentration Risk [Line Items]
Foreign currency exchange rate, translation	1		1		1
Year End Spot Rate [Member] | Chinese Yuan [Member]
Concentration Risk [Line Items]
Foreign currency exchange rate, translation	6.4566		6.4566		6.5250
Average Rate [Member]
Concentration Risk [Line Items]
Foreign currency exchange rate, translation	1		1		1
Average Rate [Member] | Chinese Yuan [Member]
Concentration Risk [Line Items]
Foreign currency exchange rate, translation	6.4702		6.4702		6.9042
Maximum [Member]
Concentration Risk [Line Items]
Bank deposits	¥ 500,000		¥ 500,000		¥ 500,000